STOCK BASED COMPENSATION - Stock Incentive Plan (Details) $ in Millions	1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($) shares	Jul. 31, 2020 USD ($) employee	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares	Dec. 31, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					1 year
Number of employees affected by repricing | employee		116
Granted (in shares)					8,463,000
Expenses recognized | $		$ 3.6
Unrecognized stock-based compensation expense, stock options | $	$ 13.7		$ 12.5		$ 13.7	$ 13.0
Weighted-average period			3 years 1 month 6 days		2 years 9 months 18 days
Shares available for grant	14,379,052		14,140,956		14,379,052
Consultant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				12,212	12,212	119,581
Fair value of shares | $				$ 0.1	$ 0.1	$ 0.6
Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			0	473,624	8,450,799	5,730,586
Fair value of shares | $				$ 0.8	$ 29.8	$ 10.1
Share-based Payment Arrangement, Nonemployee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			0
2015 stock incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards made under the plan								26,283,789
Vesting period								4 years
Expiration period								10 years
Make Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						4 years	4 years
Expiration period						10 years	10 years
Options and warrants to be issued						232,304	232,304
Granted (in shares)						0	0
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for future issuance	12,400,813				12,400,813
Percentage of stock outstanding	5.00%